Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Summary of unrecognized tax benefits
Beginning of year	$ 2,307	$ 2,403	$ 1,978
Increases related to current year tax positions	402	465	555
Increases related to prior period tax positions	87	68	203
Decreases related to prior period tax positions	(77)	(431)	(163)
Settlements	(16)	(186)	(87)
Lapse of statute of limitations	(4)	(12)	(83)
End of year	$ 2,699	$ 2,307	$ 2,403